INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
4.	Income Taxes

As of March 31, 2016, there have been no material changes to our uncertain tax positions disclosures as provided in Note 9 of the Annual Report. The tax returns for all years in the Company’s major tax jurisdictions are not settled as of January 1, 2016; no changes in settled tax years have occurred through March 31, 2016. Due to the existence of tax attribute carryforwards (which are currently offset by a full valuation allowance), the Company treats all years’ tax positions as unsettled due to the taxing authorities’ ability to modify these attributes.

9.	INCOME TAXES

As a result of its operating losses, the Company did not recognize a provision (benefit) for income taxes in its statements of operations for 2015 and 2014. The Company has provided a full valuation allowance against its net deferred tax assets, as it appears more likely than not that its net deferred tax assets will not be realized.

Significant components of the Company’s deferred tax assets at December 31, 2015 and 2014 and related valuation reserves are presented below:

	December 31,
	2015	2014

Deferred tax assets:

Net operating loss carryforwards	$17,856,000	$17,721,000
Research and development tax credit carryforward	2,257,000	2,252,000
Charitable contribution carryforward	3,000	3,000
Accrued expenses and deferred revenue	565,000	164,000
Amortization	2,000	2,000
Depreciation	1,000	2,000
Non-cash share based compensation	1,083,000	1,044,000
	21,767,000	21,188,000
Less — valuation allowance	(21,767,000)	(21,188,000)
Net deferred tax asset	$—	$—

At December 31, 2015, we had net operating loss carryforwards for income tax purposes of approximately $45.3 million, which are available to offset future federal and state taxable income, if any, and, research and development tax credit carryforwards of approximately $2.3 million. The carryforwards, if not utilized, will expire in increments through 2035.

Section 382 of the Internal Revenue Code imposes substantial restrictions on the utilization of net operating losses and tax credits in the event of a corporation’s ownership change. During 2009, the Company completed a preliminary study to compute any limits on the net operating losses and credit carryforwards for purposes of Section 382. It was determined that the Company experienced a cumulative change in ownership, as defined by the regulations, in 2002. This change in ownership triggers an annual limitation on the Company’s ability to utilize certain U.S. federal and state net operating loss carryforwards and research tax credit carryforwards, resulting in the potential loss of approximately $9.8 million of net operating loss carryforwards and $0.2 million in research credit carryforwards. The Company has reduced the deferred tax assets associated with these carryforwards in its balance sheets at December 31, 2015 and 2014. The Company believes that the future use of net operating losses and tax credits presented above may be further reduced as a result of additional ownership changes subsequent to 2009.

The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2015 and 2014, due to the following:

	December 31,
	2015	2014

Federal tax benefit at statutory rate	$(1,782,000)	$(911,000)
State taxes	(285,000)	(146,000)
Change in fair value of derivative liabilities	1,336,000	400,000
Other permanent differences and other	98,000	124,000
Research and experimental tax credits	(8,000)	(20,000)
Change in valuation allowance	641,000	553,000
	$—	$—

As discussed in Note 2, we recognize the effect of income tax positions only if those positions more likely than not of being sustained. At December 31, 2015 and 2014, we had no gross unrecognized tax benefits. We do not expect any significant changes in unrecognized tax benefits over the next 12 months. In addition, we did not recognize any interest or penalties related to uncertain tax positions at December 31, 2015 and 2014.

The 2005 through 2015 tax years generally remain subject to examination by federal and most state tax authorities. In addition, we would remain open to examination for earlier years if we were to utilize net operating losses or tax credit carryforwards that originated prior to 2011.